Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Principal Payments [Roll Forward]
2018	$ 135,093
2019	70,234
2020	171,110
2021	62,824
2022	304,540
Thereafter	21,857
Total Principal Payments on Long-term Debt	765,658
Estimated Interest Payable [Roll Forward]
2018	40,586
2019	32,807
2020	25,782
2021	18,515
2022	11,329
Thereafter	1,700
Total Estimated Interest Payable	130,719
Finance Lease Liability Payments [Roll Forward]
2018	8,048
2019	8,048
2020	8,048
2021	8,048
2022	45,479
Thereafter	12,841
Total Finance Lease Payable	90,512
Total Principal and Interest Payable[Roll Forward]
2018	183,727
2019	111,089
2020	204,940
2021	89,387
2022	361,348
Thereafter	36,398
Total Long-term Debt Repayments	$ 986,889